Note 7 Sensitivity to one percent of the average rate in the main currencies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mexico, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 11.4	€ 27.8	€ 25.8
Turkey, New Lira
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	4.3	3.3	4.4
Peru, Nuevos Soles
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	1.7	1.4	0.9
Chile, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.4	0.2	0.2
Colombia, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.7	0.4	1.0
Argentina, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	1.3	1.8	1.3
United States of America, Dollars
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 3.3	€ 0.3	€ 0.2